ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
ACCOUNTS RECEIVABLE, NET
4.	ACCOUNTS RECEIVABLE, NET

Accounts receivable of the Group at December 31, 2011 and 2010 were as follows:

	2011	2011	2010
	US$	RMB	RMB
		( In thousands)
Accounts receivable-trade	113,779	716,912	516,904
Less: Allowance for doubtful accounts	(3,397)	(21,404)	(15,842)
Account Receivable-Net	110,382	695,508	501,062

Movement of allowance for doubtful accounts
Beginning at January 1	(2,514)	(15,842)	(14,947)
Reversal(provided) during the year	(991)	(6,244)	(1,725)
Less: Written off during the year	108	682	830
	(3,397)	(21,404)	(15,842)